Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets		¥ 4,937,307	¥ 21,067,585
Non-recourse loans		3,200	3,732
Investments		120,866	120,808
Maximum exposure to loss	[1]	147,260	160,496
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,524	8,602
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		34,872	35,812
Non-recourse loans		0	0
Investments		3,426	2,424
Maximum exposure to loss	[1]	3,426	2,424
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		3,493,461	19,170,411
Non-recourse loans		0	0
Investments		60,329	75,336
Maximum exposure to loss	[1]	81,337	108,678
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		982,353	1,355,962
Non-recourse loans		0	0
Investments		21,768	16,653
Maximum exposure to loss	[1]	21,776	16,670
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		26,495	29,539
Non-recourse loans		0	0
Investments		1,783	1,920
Maximum exposure to loss	[1]	1,783	1,920
Other VIEs
Variable Interest Entity [Line Items]
Total assets		391,602	467,259
Non-recourse loans		3,200	3,732
Investments		32,569	23,484
Maximum exposure to loss	[1]	¥ 37,947	¥ 29,813

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.